Cash and Cash Equivalents - Schedule of Percentage of Bank Held Cash and Cash Equivalents Split by Currency (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CHF [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents	2.00%	14.00%
USD [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents	87.00%	73.00%
EUR [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents	11.00%	12.00%
GBP [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents	0.00%	1.00%